Prospectus Supplement                                              219065 9/04
dated September 30, 2004 to:
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PUTNAM DISCOVERY GROWTH FUND
Prospectuses dated April 30, 2004

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

Investment management teams. Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Large-Cap Growth and Small and Emerging Growth Teams are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the teams' management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader     Since     Experience
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Richard B. Weed      2004      2000 - Present        Putnam Management
                               Prior to Dec. 2000    State Street Global
                                                     Advisors
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Portfolio member     Since     Experience
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Raymond K. Haddad    2004      2000 - Present        Putnam Management
                               Prior to Sept. 2000   Sanford C. Bernstein & Co.
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David J. Santos      2002      1986 - Present        Putnam Management
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